Exceptional items and remeasurements - Narrative (Details)	12 Months Ended
	Mar. 31, 2020 GBP (£)	Mar. 31, 2019 GBP (£) settlement cancellation	Mar. 31, 2018 GBP (£)	Mar. 31, 2017 GBP (£)	May 31, 2018 employee
Disclosure of other provisions [line items]
COVID-19 related costs	£ 10,000,000
Other provisions	2,654,000,000	£ 2,199,000,000	£ 2,052,000,000
Additions	589,000,000	226,000,000
Massachusetts Gas work continuation	1,684,000,000	1,852,000,000	1,648,000,000
Cash received from legal settlements		£ 95,000,000
Number of legal settlements | settlement		2
Environmental
Disclosure of other provisions [line items]
Other provisions	2,071,000,000	£ 1,639,000,000	1,531,000,000
Additions	£ 437,000,000	£ 32,000,000
Real discount rate	0.50%	1.00%
Weighted average duration of cash flows	10 years
Exceptional items
Disclosure of other provisions [line items]
Environmental charges	£ 402,000,000	£ 0	0
Massachusetts Gas work continuation	0	283,000,000	0
Cost efficiency and restructuring programmes	0	£ 204,000,000	0
Number of nuclear connection cancellations (cancellation) | cancellation		2
Impairment of nuclear connection development costs	0	£ 137,000,000	0
Cash outflow for cost efficiency and restructuring programmes		93,000,000
Payments related to work continuation		£ 320,000,000
Development period of assets (over) (in years)		10 years
Proceeds from termination fees received		£ 13,000,000
Final settlement of LIPA MSA Transition	0	0	£ 26,000,000
Deferred tax expense arising from reduction in UK tax rate				£ 94,000,000
Exceptional items | Environmental
Disclosure of other provisions [line items]
Additions	402,000,000	0
Exceptional items, change in estimate of total cost and cost sharing | Environmental
Disclosure of other provisions [line items]
Additions	326,000,000
Exceptional items, impact of change in the real discount rate | Environmental
Disclosure of other provisions [line items]
Additions	76,000,000
UK
Disclosure of other provisions [line items]
Deferred tax expense due to change in substantively enacted UK Corporation tax rate	192,000,000
UK | Environmental
Disclosure of other provisions [line items]
Other provisions	175,000,000	£ 189,000,000
Additions	£ 10,000,000
Real discount rate	0.50%	1.00%
Weighted average duration of cash flows	11 years
US | Environmental
Disclosure of other provisions [line items]
Other provisions	£ 1,896,000,000	£ 1,450,000,000
Additions	£ 66,000,000
Real discount rate	0.50%	1.00%
Weighted average duration of cash flows	9 years
US Regulated | Massachusetts
Disclosure of other provisions [line items]
Number of employees (employee) | employee					1,250